Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Prepaid expenses	$ 250	$ 224
Government authorities	66	54
Other receivables	88
Accounts receivables	$ 404	$ 278